ACCOUNT RECEIVABLES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable	$ 9,230,865	$ 2,609,520
Services fee receivable- related party [Member]
Accounts Receivable	3,603,402	0
Services fee receivable [Member]
Accounts Receivable	$ 5,627,463	$ 2,609,520